CONSOLIDATED BALANCE SHEETS (Parenthetical)(CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance (in CNY)	5,977	7,256
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	250,747,255	247,551,999
Ordinary shares, shares outstanding	250,747,255	247,551,999